Provisions for expected credit losses - Sensitivity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%	1.00%
Staging sensitivity, increase in provision for ECL	$ 102	$ 93	$ 89
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	(2.50%)
Percentage of weight assigned to scenario	50.00%	52.50%	52.50%
Downside scenario
Provisions for expected credit losses
Additional adjustment to scenario weighting	2.50%
Percentage of weight assigned to scenario	45.00%	42.50%	42.50%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 5,062	$ 5,084	$ 5,121
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,315	3,559	3,737
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 7,235	$ 7,195	$ 7,047